Business And Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Business And Summary Of Significant Accounting Policies [Abstract]
Business And Summary Of Significant Accounting Policies
1.	Business and Summary of Significant Accounting Policies

Health Management Associates, Inc. by and through its subsidiaries (collectively, the "Company") provides health care services to patients in hospitals and other health care facilities in non-urban communities located primarily in the southeastern United States. As of December 31, 2011, the Company operated 66 hospitals in fifteen states with a total of 10,330 licensed beds. At such date, twenty-two of the Company's hospitals were located in Florida and ten hospitals were located in each of Mississippi and Tennessee. See Note 10 for information about one of the Company's Tennessee-based hospitals with a lease agreement that will expire in May 2012 and will not be renewed. Also, see Note 15 for acquisition activity subsequent to December 31, 2011.

Unless specifically indicated otherwise, all amounts and percentages presented in the notes below are exclusive of the Company's discontinued operations, which are identified at Note 10.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

Certain amounts in the consolidated financial statements have been reclassified in prior years to conform to the current year presentation. Such reclassifications primarily related to discontinued operations. Also, see Note 12 for certain changes in the presentation of the consolidated statements of income in respect of new accounting guidance for net revenue and the provision for doubtful accounts.

The Company consistently applies the accounting policies described below.

a.	Principles of consolidation

 The consolidated financial statements include the accounts of the Company and its subsidiaries, all of which are controlled by the Company through majority voting control. All significant intercompany accounts and transactions have been eliminated. The Company uses the equity method of accounting for investments in entities in which it exhibits significant influence, but not control, and has an ownership interest ranging from 20% to 50%.

For consolidation and variable interest entity disclosure purposes, management evaluates circumstances where the Company has ownership, contractual or other financial interests that may result in its (i) ability to direct the activities of an entity that most significantly impact such entity's economic performance and/or (ii) obligation to absorb the losses of, or the right to receive the benefits from, an entity that could potentially be significant to that entity; however, no such arrangements that would be material to the Company's consolidated financial position or results of operations have been identified.

b.	Cash and cash equivalents

 Cash and cash equivalents include all highly liquid investments with an original maturity of three months or less. The Company's cash equivalents primarily consist of investment grade financial instruments.

c.	Available-for-sale securities

The Company's investments in debt securities and shares in publicly traded stocks and mutual funds have been designated by management as available-for-sale securities, as defined by GAAP. The estimated fair values of such securities are based on quoted market prices and pricing valuation models. Changes in temporary unrealized gains and losses are recorded as adjustments to other comprehensive income, net of income taxes. Periodically, management performs an evaluative assessment of individual securities to determine whether declines in fair value are other-than-temporary. Management considers various quantitative, qualitative and judgmental factors when performing its evaluation, including, but not limited to, the nature of the security being analyzed and the length of time and extent to which a security's fair value is below its historical cost. The weighted average cost method is used to calculate the historical cost basis of securities that are sold. Also, see Notes 5 and 11 for more information regarding the Company's available-for-sale securities.

d.	Property, plant and equipment

 Property, plant and equipment are stated at cost and include major expenditures that extend an asset's useful life. Ordinary repair and maintenance costs (e.g., medical equipment adjustments, painting, cleaning, etc.) are expensed as incurred. Depreciation and amortization are computed using the straight-line method over the estimated useful lives of the underlying assets. Estimated useful lives for buildings and improvements range from fifteen to forty years and for equipment range from three to fifteen years. Leasehold improvements, capital lease assets and other assets of a similar nature are amortized on a straight-line basis over the shorter of the term of the respective lease or the useful life of the underlying asset. Depreciation expense was approximately $219.3 million, $207.2 million and $202.8 million during the years ended December 31, 2011, 2010 and 2009, respectively.

e.	Deferred debt issuance costs, goodwill and other long-lived assets

Deferred debt issuance costs. Deferred charges and other assets include deferred debt issuance costs that are being amortized over the estimated economic life of the related debt using the effective interest method. A rollforward of the Company's deferred debt issuance costs is presented in the table below (in thousands).

	Years Ended December 31,
	2011	2010	2009

Balances at the beginning of the year	$48,515	$48,515	$50,520
Costs associated with the issuance of long-term debt	75,149	—	—
Write-offs, primarily in connection with a debt refinancing (see Note 2)	(56,463)	—	(444)
Repurchases of convertible debt securities	—	—	(1,561)

Balances at the end of the year	$67,201	$48,515	$48,515

Accumulated amortization of deferred debt issuance costs was approximately $3.1 million and $27.9 million at December 31, 2011 and 2010, respectively. Amortization of deferred debt issuance costs was $7.6 million, $7.1 million and $7.6 million during the years ended December 31, 2011, 2010 and 2009, respectively. Future amortization of deferred debt issuance costs is expected to approximate $11.3 million, $11.0 million, $10.5 million, $9.9 million and $8.4 million during the years ending December 31, 2012, 2013, 2014, 2015 and 2016, respectively.

Goodwill. GAAP calls for goodwill (i.e., the excess of cost over acquired net assets) and intangible assets with indefinite useful lives to be tested for impairment annually and whenever circumstances indicate that a possible impairment might exist. When performing goodwill impairment tests prior to 2011, management initially compared the estimated fair values of each reporting unit's net assets, including allocated home office net assets, to the corresponding carrying amounts on the Company's consolidated balance sheet. The estimated fair values of the Company's reporting units were determined using a market approach methodology based on revenue multiples. Management also considered a valuation methodology using discounted cash flows and a market approach valuation methodology based on comparable transactions. If the estimated fair value of a reporting unit's net assets was less than the balance sheet carrying amount, management determined the implied fair value of the reporting unit's goodwill, compared such fair value to the corresponding carrying amount and, if necessary, recorded a goodwill impairment charge.

During September 2011, the Financial Accounting Standards Board amended the accounting standards in GAAP as they relate to the annual test for goodwill impairment (the "Goodwill Update"). The Goodwill Update allows, but does not require, an initial assessment of qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount for the purpose of determining if detailed quantitative goodwill impairment testing is necessary. Public companies were required to adopt the provisions of the Goodwill Update during interim and annual periods beginning after December 15, 2011; however, early adoption was permitted. Management elected to early adopt the Goodwill Update in connection with the Company's annual goodwill impairment testing on October 1, 2011. The Company's adoption of the Goodwill Update did not have a material impact on its annual goodwill impairment testing or the results therefrom. Specifically, the qualitative factors reviewed by management did not reveal any circumstances whereby detailed quantitative goodwill impairment testing was necessary at the reporting unit level. There were no goodwill impairment charges in continuing operations during the years ended December 31, 2011, 2010 and 2009.

Reporting units are one level below the operating segment level (see Note 1(m)). However, after consideration of the relevant GAAP aggregation rules, management determined that the Company's goodwill impairment testing should be performed at the divisional operating level. Goodwill is discretely allocated to the Company's reporting units (i.e., each hospital's goodwill is included as a component of the aggregate reporting unit goodwill being evaluated during the impairment analysis).

Physician and Physician Group Guarantees. Deferred charges and other assets include estimated physician and physician group guarantee costs, which aggregated approximately $88.0 million and $60.7 million at December 31, 2011 and 2010, respectively. Such amounts are being amortized over the required service periods of the underlying contractual arrangements. The corresponding accumulated amortization was $38.8 million and $30.9 million at December 31, 2011 and 2010, respectively. Amortization expense related to estimated physician and physician group guarantee costs was $29.2 million, $21.7 million and $21.3 million during the years ended December 31, 2011, 2010 and 2009, respectively. Based on the December 31, 2011 balances, future amortization expense is expected to be $37.0 million, $10.0 million and $2.2 million during the years ending December 31, 2012, 2013 and 2014, respectively. See Note 13 for further information regarding physician and physician group guarantees.

Intangible Assets. Included in deferred charges and other assets at December 31, 2011 were intangible assets of approximately $51.2 million relating to contractual rights to operate hospitals and other health care facilities and non-compete arrangements, net of $2.0 million of accumulated amortization. See Note 4 for information about these intangible assets that were acquired during 2011. Future amortization of such assets is expected to approximate $7.9 million, $7.9 million, $7.9 million, $7.1 million and $4.2 million during the years ending December 31, 2012, 2013, 2014, 2015 and 2016, respectively.

Impairment of Long-lived Assets. When events, circumstances or operating results indicate that the carrying values of long-lived assets and/or identifiable intangible assets (excluding goodwill) that are expected to be held and used might be impaired, management prepares projections of the undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the projections indicate that the recorded amounts are not expected to be recoverable, such long-lived assets are reduced to their estimated fair values, as determined by management through various discrete valuation analyses, and the Company records an impairment charge. Long-lived assets to be disposed of are reported at the lower of their carrying amount or estimated fair value, less costs to sell. The estimates of fair value are based on recent sales of similar assets, market analyses, pending disposition transactions and market responses based on discussions with, and offers received from, potential buyers.

There were no long-lived asset impairment charges that were material to the Company's continuing operations during the years ended December 31, 2011, 2010 and 2009. During the years ended December 31, 2011, 2010 and 2009, the Company recorded long-lived asset and goodwill impairment charges of approximately $3.6 million, $8.4 million and $4.6 million, respectively, in discontinued operations (see Note 10).

f.	Net revenue, cost of revenue and related other

 Net Revenue. The Company records gross patient service charges on the accrual basis in the period that the services are rendered. Net revenue before provision for doubtful accounts represents gross patient service charges less provisions for contractual adjustments. Approximately 40%, 41% and 41% of such net revenue during the years ended December 31, 2011, 2010 and 2009, respectively, related to services rendered to patients covered by Medicare and various state Medicaid programs. Payments for services rendered to patients covered by these programs are generally less than billed charges and, therefore, provisions for contractual adjustments are made to reduce patient charges to the estimated cash receipts based on each program's principles of payment/reimbursement (i.e., either prospectively determined or retrospectively determined costs). Final settlements under these programs are subject to administrative review and audit and, accordingly, the Company periodically provides reserves for the adjustments that may ultimately result therefrom. Such adjustments were not material to the Company's consolidated results of operations during the years presented herein. Laws, rules and regulations governing the Medicare and Medicaid programs are extremely complex and subject to interpretation. As a result, estimates recorded in the consolidated financial statements and disclosed in the accompanying notes may change in the future and such changes in estimates, if any, will be recorded in the Company's operating results in the period they are identified by management. Revenue and receivables from government programs are significant to the Company's operations; however, management does not believe that there are substantive credit risks associated with such programs. There are no other concentrations of revenue or accounts receivable with any individual payor that subject the Company to significant credit or other risks.

Estimates for contractual allowances under managed care health plans are primarily based on the payment terms of contractual arrangements, such as predetermined rates per diagnosis, per diem rates or discounted fee for service rates.

Net revenue before the provision for doubtful accounts is presented net of provisions for contractual adjustments and uninsured patient discounts. The Company's provisions for contractual adjustments were approximately $19,433 million, $15,612 million and $12,589 million during the years ended December 31, 2011, 2010 and 2009, respectively. In the ordinary course of business, the Company provides services to patients who are financially unable to pay for their care. Accounts identified as charity and indigent care are not recognized in net revenue before the provision for doubtful accounts. The Company maintains a uniform policy whereby patient account balances are characterized as charity and indigent care only if the patient meets certain percentages of the federal poverty level guidelines. Local hospital personnel and the Company's collection agencies pursue payments on accounts receivable from patients who do not meet such criteria. Management monitors the levels of charity and indigent care provided by the Company's hospitals and other health care facilities and the procedures employed to identify and account for those patients. Most states include an estimate of charity and indigent care costs in the determination of a hospital's eligibility for Medicaid disproportionate share payments.

Uncompensated Patient Care. To quantify the overall impact of, and trends related to, uninsured accounts, management believes that it is beneficial to view the Company's: (i) foregone/unrecognized revenue for charity and indigent care; (ii) uninsured self-pay patient discounts (i.e., the Company discounts its gross charges to uninsured patients for non-elective procedures by 60% or more); and (iii) provision for doubtful accounts, which is collectively referred to herein as "uncompensated patient care," in combination rather than separately. Management estimates the costs of the Company's uncompensated patient care using a cost-to-charge ratio that is calculated by dividing patient care costs by gross patient charges. Those costs include select direct and indirect costs such as salaries and benefits, supplies, depreciation and amortization, rent and other operating expenses. The table below sets forth the estimated costs of the Company's uncompensated patient care (in thousands).

	Years Ended December 31,
	2011	2010	2009

Charity and indigent care foregone/unrecognized revenue (based on established rates)	$91,927	$88,797	$79,459
Uninsured self-pay patient discounts	939,763	789,370	641,911
Provision for doubtful accounts	716,856	624,753	553,639

	1,748,546	1,502,920	1,275,009
Cost-to-charge ratio	21.8%	22.3%	22.1%

Estimated costs of uncompensated patient care	$381,183	$335,151	$281,777

Cost of Revenue. The presentation of costs and expenses in the Company's consolidated statements of income does not differentiate between costs of revenue and other costs because substantially all of such costs and expenses are related to providing health care services. Furthermore, management believes that the natural classification of expenses is the most meaningful presentation of the Company's operations. Amounts that could be classified as general and administrative expenses include the costs of the Company's home office, which were approximately $168.8 million, $138.7 million and $117.7 million during the years ended December 2011, 2010 and 2009, respectively.

g.	Accounts receivable and allowances for doubtful accounts

 The Company grants credit without requiring collateral from its patients, most of whom live near the Company's hospitals and are insured under third party payor agreements. In certain circumstances, the Company charges interest on past due accounts receivable (delinquent accounts are identified by reference to contractual or other payment terms); however, such interest amounts were not material to the years presented herein. The credit risk for non-governmental accounts receivable is limited due to the large number of insurance companies and other payors that provide payment and reimbursement for patient services. Accounts receivable are reported net of estimated allowances for doubtful accounts.

Collection of accounts receivable from third party payors and patients is the Company's primary source of cash and is therefore critical to its successful operating performance. Accordingly, management closely monitors the Company's cash collection trends and the aging of accounts receivable. Collection risks principally relate to uninsured patient accounts and patient accounts for which the primary insurance payor has paid but patient responsibility amounts (generally deductibles and co-payments) remain outstanding. Provisions for doubtful accounts are primarily estimated based on cash collection analyses by payor classification and accounts receivable aging reports. When considering the adequacy of allowances for doubtful accounts, the Company's accounts receivable balances are routinely reviewed in conjunction with historical collection rates, health care industry trends/indicators and other business and economic conditions that might reasonably be expected to affect the collectibility of patient accounts. Accounts receivable are written off after collection efforts have been pursued in accordance with the Company's policies and procedures. Accounts written off as uncollectible are deducted from the allowance for doubtful accounts and subsequent recoveries are netted against the provision for doubtful accounts. Changes in payor mix, general economic conditions or federal and state government health care coverage could each have a material adverse effect on the Company's accounts receivable collections, cash flows and results of operations.

h.	Professional liability claims

 Reserves for self-insured professional liability indemnity claims and related expenses, including attorneys' fees and other related costs of litigation that have been incurred and will be incurred in the future, are determined using actuarially-based techniques and methodologies. The data used to develop such reserves is based on asserted and unasserted claim information that has been accumulated by the Company's incident reporting system, historical loss payment patterns and industry trends. Such long-term liabilities have been discounted to their estimated present values. Management selects a discount rate that represents a risk-free interest rate correlating to the period when the claims are projected to be paid. The Company's discounted reserves at December 31, 2010 did not include any amounts for estimated losses that were expected to be covered by reinsurance policies; however, see Note 12 for new accounting guidance that the Company adopted effective January 1, 2011.

The reserves for self-insured professional liability claims and expenses are periodically reviewed and adjustments thereto are recorded as more information about claim trends becomes known to management. Adjustments to the reserves are recognized in the Company's operating results in the period that the change in estimate is identified. See Note 13 for further discussion of the Company's professional liability risks and related matters.

i.	Self-insured workers' compensation and health and welfare programs

 The Company provides (i) income continuance to, and reimburses certain health care costs of, its disabled employees (collectively, "workers' compensation") and (ii) health and welfare benefits to its employees, their spouses and certain beneficiaries. While such employee benefit programs are primarily self-insured, stop-loss insurance policies are maintained in amounts deemed appropriate by management. Nevertheless, there can be no assurances that the amount of stop-loss insurance coverage will be adequate for such Company programs.

The Company records estimated liabilities for both reported and incurred but not reported workers' compensation and health and welfare claims based on historical loss experience and other information provided by the Company's third party administrators. The long-term liabilities for workers' compensation are determined using actuarially-based techniques and methodologies and are discounted to their estimated present values. Management selects a discount rate that represents a risk-free interest rate correlating to the period when such benefits are projected to be paid. The Company's liabilities at December 31, 2010 for workers' compensation and health and welfare benefits did not include any amounts for benefits that were expected to be covered by stop-loss policies; however, see Note 12 for new accounting guidance that the Company adopted effective January 1, 2011. Although there can be no assurances, management believes that the liabilities included in the Company's consolidated financial statements for these self-insured programs are adequate and reasonable. If the actual costs of these programs exceed management's estimates, the liabilities could be materially adversely affected.

j.	Fair value of financial instruments

 Cash and cash equivalents, net accounts receivable, accounts payable and accrued expenses and other liabilities are reflected in the consolidated balance sheets at their estimated fair values primarily due to their short-term nature. The estimated fair values of long-term debt and available-for-sale securities, which are disclosed at Notes 2 and 5, respectively, were primarily determined by reference to quoted market prices, pricing valuation models and/or bid and ask prices in the relevant market. Additionally, see Note 5 regarding the estimated fair value of the Company's interest rate swap contract, including valuation methods and significant assumptions.

k.	Noncontrolling interests in consolidated entities and redeemable equity securities

The consolidated financial statements include all assets, liabilities, revenue and expenses of certain entities that are controlled by the Company but not wholly owned. The Company records noncontrolling interests and redeemable equity securities to reflect the ownership interests and other rights of the noncontrolling shareholders. The sale of a noncontrolling interest, where control of the affected entity is retained, is treated as an equity transaction. Moreover, direct and incremental costs of transactions with noncontrolling shareholders that change the ownership percentage of Health Management Associates, Inc. in a consolidated entity are considered part of the related equity transaction if control is maintained by the parent.

Redeemable equity securities with redemption features that are not solely within the Company's control are classified outside of permanent equity. Those securities are initially recorded at their estimated fair value on the date of issuance. Securities that are currently redeemable or redeemable after the passage of time are adjusted to their redemption value as changes occur. If it is unlikely that a redeemable equity security will ever require redemption (e.g., management does not expect that a triggering contingency will occur, etc.), then subsequent adjustments to the initially recorded amount will only be recognized in the period that a redemption becomes probable. See Note 4 for further information regarding the Company's redeemable equity securities.

l.	Income taxes

 Deferred income tax assets and liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that are expected to apply to taxable income in the periods in which the underlying deferred tax asset or liability is expected to be realized or settled. Management must make estimates when recording the Company's provision for income taxes, including conclusions regarding deferred tax assets and deferred tax liabilities, as well as valuation allowances that might be required to offset deferred tax assets. Management estimates valuation allowances to reduce deferred tax assets to the amounts it believes are more likely than not to be realized in future periods. When establishing valuation allowances, management considers all relevant information, including ongoing tax planning strategies. Management adjusts valuation allowance estimates and records the impact of such changes in the Company's income tax provision in the period that management determines that the probability of deferred tax asset realization has changed.

The Company operates in multiple states with varying tax laws and is subject to both federal and state audits of its tax filings. Management estimates tax reserves to adequately provide for audit adjustments, if any. Actual audit results could vary from the estimates recorded by the Company. Recorded tax reserves and the changes therein were not material to the Company's consolidated financial position or its results of operations during the years presented herein.

See Note 6 for further information regarding income taxes.

m.	Segment reporting

 GAAP requires that a company with publicly traded debt or equity securities report annual and interim financial and other information about its reportable operating segments. Operating segments are components of an enterprise for which separate financial information is available and such information is evaluated regularly by the chief operating decision maker when deciding how to allocate resources and assess performance. GAAP allows aggregation of similar operating segments into a single operating segment if the businesses have comparable economic characteristics and are otherwise considered alike. The Company's operating segments, which provide health care services to patients in owned and leased facilities, offer comparable services, have the same types of patients, operate in a consistent manner and have similar economic and regulatory characteristics. Accordingly, such operating segments have been aggregated into a single reportable segment.

n.	Discontinued operations

 GAAP requires that a component of an entity be reported as discontinued operations if, among other things, such component: (i) has been disposed of or is classified as held for sale; (ii) has operations and cash flows that can be clearly distinguished from the rest of the reporting entity; and (iii) will be eliminated from the ongoing operations of the reporting entity. In the period that a component of the Company meets such criteria, its results of operations and cash flows for current and prior periods are reclassified to discontinued operations and the assets and liabilities of the related disposal group are segregated on the consolidated balance sheet. See Note 10 for information regarding the Company's discontinued operations.

o.	Loss contingencies

Management regularly reviews the status of the Company's legal and regulatory matters and assesses the potential financial exposure thereof. If the potential loss from any claim, lawsuit or regulatory proceeding is considered probable and the amount can be reasonably estimated, the Company records a reserve. Significant judgment is required when determining probability and whether an exposure is reasonably estimable. The actual costs resulting from the final resolution of claims, lawsuits and regulatory matters may vary significantly from management's estimates because, among other things, estimating such financial exposure requires consideration of substantial uncertainties. Changes in the estimates of financial exposure for legal matters and other loss contingencies could have a material impact on the Company's consolidated financial position and results of operations. Attorneys' fees and other costs of defending the Company in respect of claims, lawsuits and regulatory proceedings are expensed in the period such fees and costs are incurred, except as noted above at Note 1(h).

See Note 13 for information regarding the Company's material legal matters and other loss contingencies.